Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 18, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Envision Solar International, Inc.
Entity Central Index Key	0001398805
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	minor note changes
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false
Entity Public float			$ 23,818,860
Entity Common Stock, Shares Outstanding		145,331,495
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018